Loss Per Share Attributable to Ordinary Equity Holders of the Company	12 Months Ended
Dec. 31, 2024
Loss Per Share Attributable to Ordinary Equity Holders of the Company [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY
11.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY

The calculation of the basic loss per share amount is based on the loss for the year attributable to ordinary equity holders of the Company, and the weighted average number of ordinary shares of 302,062,104 (2023: 282,299,269, 2022: 263,688,827) outstanding during the year, as adjusted to reflect the rights issued during the year.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2022, 2023 and 2024 in respect of a dilution as the impact of the options and RSUs outstanding had an anti-dilutive effect on the basic loss per share amounts presented.

The calculation of basic loss per share is based on:

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loss
Loss attributable to ordinary equity holders of the Company, used in the basic loss per share calculation	(882,924)	(925,637)	(405,433)	(55,543)

	Number of shares
	2022	2023	2024
Shares
Weighted average number of ordinary shares outstanding during the year used in the basic loss per share calculation#	263,688,827	282,299,269	302,062,104

#	The weighted average number of shares was after taking into account the effect of treasury shares held.